CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED BALANCE SHEETS [Abstract]
Common Stock, par value per share	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	40,000,000	40,000,000	40,000,000
Common Stock, shares issued	5,295,543	5,295,543	4,844,575
Common Stock, shares outstanding	5,295,543	5,295,543	4,844,575